Tangible assets - Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment (Details) - Land and buildings [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (2,101,656)	$ (2,420,202)
Balvanera [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(715,099)
Libertador [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(581,844)	(1,091,829)
Local 1 Puerto Madero [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(299,904)	(412,880)
Local 5 Puerto Madero [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(220,169)	(257,704)
Cerro Las Rosas [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(72,545)	(155,386)
Mar del Plata [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(70,756)	(30,231)
Lavallol [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(45,851)	(66,958)
La Plata [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(41,511)
Monte Grande [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(39,227)	(298,230)
Bahia Blanca [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (14,750)	(32,511)
Caleta Olivia, Santa Cruz [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ (74,473)